Class A Ordinary Shares Subject to Possible Redemption (Q3) (Details)	9 Months Ended
Sep. 30, 2021 USD ($) shares
IPO [Member]
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Accretion amount | $	$ 31,410,398
Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Shares subject to possible redemption (in shares) | shares	34,500,000